Property, plant and equipment - Stratification of suspended wells (Details) € in Millions	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)
Property, plant and equipment
Property, plant and equipment	€ 62,192	€ 60,302	€ 63,158
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 1,246	€ 1,101	€ 1,263	€ 1,684
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	40.5	34.1	33.3
Suspended exploration wells pending final determination | fields including wells drilled over the last 12 months
Property, plant and equipment
Property, plant and equipment	€ 185	€ 111	€ 148
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	7.7	7.0	5.9
Suspended exploration wells pending final determination | fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment	€ 556	€ 217	€ 261
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	11.3	4.7	4.7
Suspended exploration wells pending final determination | fields including commercial discoveries that proceeds to sanctioning
Property, plant and equipment
Property, plant and equipment	€ 505	€ 773	€ 854
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	21.5	22.4	22.7
Suspended exploration wells pending final determination | within 1 year
Property, plant and equipment
Property, plant and equipment	€ 185	€ 111	€ 222
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	7.7	7.0	8.0
Suspended exploration wells pending final determination | between 1 and 3 years
Property, plant and equipment
Property, plant and equipment	€ 171	€ 87	€ 241
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	6.4	2.9	3.9
Suspended exploration wells pending final determination | beyond 3 years
Property, plant and equipment
Property, plant and equipment	€ 890	€ 903	€ 800
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	26.4	24.2	21.4